Offerings - Offering: 1	Jul. 31, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, issuable upon exercise of warrants
Amount Registered | shares	9,411,766
Proposed Maximum Offering Price per Unit	0.3477
Maximum Aggregate Offering Price	$ 3,272,471.04
Fee Rate	0.01381%
Amount of Registration Fee	$ 451.93
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's Common Stock ("Common Stock") in connection with any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. (2) Consists of 9,411,766 shares of Common Stock registered for resale by the Selling Stockholder named in this Registration Statement, including (i) 4,705,883 Pre-Funded Warrant Shares (as defined in this Registration Statement) and (ii) 4,705,883 Common Warrant Shares (as defined in this Registration Statement). (3) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price with respect to the shares are calculated based on $0.3477 per share, the average of the high and low prices of the Common Stock, as reported on the Nasdaq Capital Market on July 29, 2026, a date within five business days prior to the filing of this Registration Statement.